Organization Consolidation and Presentation of Financial Statements	6 Months Ended
Jun. 30, 2012
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. Furthermore, on March 22, 2012, the Company completed a follow-on public offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. At June 30, 2012, members of the Family owned, directly or indirectly, approximately 70.4% of the outstanding common shares, in the aggregate.
As of December 31, 2011 and June 30, 2012, the Company owned and operated a fleet of 46 container vessels with a total carrying capacity of approximately 233,980 TEU and 237,030 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At June 30, 2012, Costamare had 82 wholly owned subsidiaries, all incorporated in the Republic of Liberia out of which, 46 operate vessels, 24 sold or disposed their vessels and became dormant, ten were established in 2010 and 2011, to be used for the acquisition of ten newbuild vessels (Note 6) and two were established to be used for future vessel acquisitions.
Revenues for the six month periods ended June 30, 2011 and 2012, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2011	2012
A	35%	33%
B	16%	23%
C	16%	17%
D	10%	10%
Total	77%	83%